PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2011	2012	2013
Balance at beginning of year	$4,214	$7,103	$8,644
Net operating additions	3,379	2,395	(908)
Acquisition - OneNet	129	—	—
Deconsolidation - IAHGames	—	(152)	—
Impairment charges (Note 9)	(247)	(702)	(3,070)
Impairment charges (Note 9) recorded in loss from discontinued operations	(372)	—	—

Balance at end of year	$7,103	$8,644	$4,666